Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic and Diluted [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									151,492	147,543	300,151
Net income	$ (1,563)	$ 2,244	$ 2,842	$ 1,719	$ 6,485	$ 1,556	$ 1,728	$ 1,541	$ 5,242	$ 11,310	$ 4,348
Weighted average common shares outstanding:
Basic									11,859,401	11,806,927	11,976,291
Effect of dilutive stock options									67,118	61,195	29,696
Diluted									11,926,519	11,868,122	12,005,987
Earnings per share:
Basic	$ (0.13)	$ 0.19	$ 0.24	$ 0.15	$ 0.55	$ 0.13	$ 0.15	$ 0.13	$ 0.44	$ 0.96	$ 0.36
Diluted	$ (0.13)	$ 0.19	$ 0.24	$ 0.14	$ 0.55	$ 0.13	$ 0.15	$ 0.13	$ 0.44	$ 0.95	$ 0.36